GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of goodwill

	December 31,
	2019	2020
	RMB	RMB

Cost	16,558	16,481
Less: Accumulated impairment losses	(7,861)	(7,861)
	8,697	8,620

Schedule of goodwill allocated to cash-generating units

		December 31,
	Principal activities	2019	2020
		RMB	RMB

Sinopec Zhenhai Refining and Chemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Shanghai SECCO Petrochemical Company Limited ("Shanghai SECCO")	Production and sale of petrochemical products	2,541	2,541
Sinopec Beijing Yanshan Petrochemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	1,004	1,004
Other units without individually significant goodwill		1,109	1,032
		8,697	8,620